Financial Instruments - Summary of Exposure to Credit Risk for Trade Receivables at Reporting Date (Detail) - Trade receivables [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	$ 119	$ 100
INDONESIA
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	33	28
SINGAPORE
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	33	20
PHILIPPINES
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	7	12
MALAYSIA
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	17	19
Thailand
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	6	6
Other Countries
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	$ 23	$ 15